Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	245,134,870.57	16,256
Yield Supplement Overcollateralization Amount 12/31/19	8,029,212.00	0
Receivables Balance 12/31/19	253,164,082.57	16,256
Principal Payments	11,530,396.70	348
Defaulted Receivables	488,397.72	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	7,486,387.12	0
Pool Balance at 01/31/20	233,658,901.03	15,879

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.22%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,037,331.18	163
Past Due 61-90 days	1,040,251.91	57
Past Due 91-120 days	181,329.34	10
Past Due 121+ days	0.00	0
Total	4,258,912.43	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	287,185.22
Aggregate Net Losses/(Gains) - January 2020	201,212.50
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.95%
Prior Net Losses Ratio	1.15%
Second Prior Net Losses Ratio	1.16%
Third Prior Net Losses Ratio	0.77%
Four Month Average	1.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.30%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	38.93

Flow of Funds	$ Amount
Collections	12,509,913.62
Investment Earnings on Cash Accounts	3,210.04
Servicing Fee	(210,970.07)
Transfer to Collection Account	0.00
Available Funds	12,302,153.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	381,603.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	4,819,205.38
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	421,572.13

Total Distributions of Available Funds	12,302,153.59

Servicing Fee	210,970.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 01/15/20	238,478,106.41
Principal Paid	11,475,969.54
Note Balance @ 02/18/20	227,002,136.87

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2a
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2b
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-3
Note Balance @ 01/15/20	174,798,106.41
Principal Paid	11,475,969.54
Note Balance @ 02/18/20	163,322,136.87
Note Factor @ 02/18/20	71.3197104%

Class A-4
Note Balance @ 01/15/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	52,030,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	11,650,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	404,611.92
Total Principal Paid	11,475,969.54
Total Paid	11,880,581.46

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.67625%
Coupon	1.77625%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	284,046.92
Principal Paid	11,475,969.54
Total Paid to A-3 Holders	11,760,016.46

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6124174
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.3699363
Total Distribution Amount	17.9823537

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2403796
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.1134041
Total A-3 Distribution Amount	51.3537837

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	419.94
Noteholders' Principal Distributable Amount	580.06

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/20	1,664,191.04
Investment Earnings	2,179.59
Investment Earnings Paid	(2,179.59)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04